Prepaid Expenses and Other Assets - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 18, 2022	Aug. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
RELATED PARTY TRANSACTIONS
Forgiveness of note receivable		$ 46,400			$ 46,350
Prepaid Compensation Asset With CFO | Mr. Ryan, CFO
RELATED PARTY TRANSACTIONS
Annual payments	$ 6,000
Annual compounding interest rate (as a percent)	3.50%
Forgivable amount, percent	25.00%
Period from termination that principal and interest become due	24 months
Forgiveness of note receivable		6,000
Forgiveness of note receivable, accrued interest		$ 200
Compensation expense related to retention bonus			$ 4,800	$ 100	5,500	$ 100
Withholding Taxes Incurred With CFO | Mr. Ryan, CFO
RELATED PARTY TRANSACTIONS
Compensation expense related to retention bonus			$ 3,900		$ 3,900